CONDENSED CONSOLIDATING FINANCIAL INFORMATION - Condensed Cash Flow Statement (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Condensed Cash Flow Statements, Captions [Line Items]
Net cash provided by (used in) operating activities	$ 230,495	$ 191,375	$ 152,953
Cash flows from investing activities:
Capital expenditures	(142,719)	(272,225)	(343,380)
Acquisition of gathering systems	0	0	(10,872)
Acquisitions of gathering systems from affiliate, net of acquired cash	(359,431)	(288,618)	(305,000)
Other, net	(394)	323	325
Advances to affiliates	0	0	0
Initial contribution to Ohio Gathering	0	0	(8,360)
Option Exercise	0	0	(382,385)
Net cash used in investing activities	(534,126)	(646,720)	(1,384,803)
Cash flows from financing activities:
Distributions to unitholders	(167,504)	(152,074)	(122,224)
Borrowings under Revolving Credit Facility	520,300	367,000	294,295
Repayments under Revolving Credit Facility	(204,300)	(151,000)	(430,295)
Repayments under term loan	0	(182,500)	(100,000)
Borrowings under term loan	0	0	400,000
Debt issuance costs	(3,032)	(412)	(8,323)
Proceeds from issuance of common units, net	125,233	221,977	197,806
Contribution from General Partner	2,702	4,737	4,235
Cash advance (to) from Summit Investments (from) to contributed subsidiaries, net	12,214	320,527	674,383
Expenses paid by Summit Investments on behalf of contributed subsidiaries	4,821	22,879	24,884
Issuance of senior notes	0	0	300,000
Repurchase of equity-based compensation awards	0	0	(228)
Other, net	(1,168)	(1,807)	(656)
Advances from affiliates	0	0	0
Net cash provided by financing activities	289,266	449,327	1,233,877
Net change in cash and cash equivalents	(14,365)	(6,018)	2,027
Cash and cash equivalents, beginning of period	21,793	27,811	25,784
Cash and cash equivalents, end of period	7,428	21,793	27,811
Consolidating adjustments
Condensed Cash Flow Statements, Captions [Line Items]
Net cash provided by (used in) operating activities	0	0	0
Cash flows from investing activities:
Capital expenditures	0	0	0
Acquisition of gathering systems			0
Acquisitions of gathering systems from affiliate, net of acquired cash	0	0	0
Other, net	0	0	0
Advances to affiliates	421,542	200,813	221,949
Initial contribution to Ohio Gathering			0
Option Exercise			0
Net cash used in investing activities	421,542	200,813	221,949
Cash flows from financing activities:
Distributions to unitholders	0	0	0
Borrowings under Revolving Credit Facility	0	0	0
Repayments under Revolving Credit Facility	0	0	0
Repayments under term loan		0	0
Borrowings under term loan			0
Debt issuance costs	0	0	0
Proceeds from issuance of common units, net	0	0	0
Contribution from General Partner	0	0	0
Cash advance (to) from Summit Investments (from) to contributed subsidiaries, net	0	0	0
Expenses paid by Summit Investments on behalf of contributed subsidiaries	0	0	0
Issuance of senior notes		0	0
Repurchase of equity-based compensation awards			0
Other, net	0	0	0
Advances from affiliates	(421,542)	(200,813)	(221,949)
Net cash provided by financing activities	(421,542)	(200,813)	(221,949)
Net change in cash and cash equivalents	0	0	0
Cash and cash equivalents, beginning of period	0	0	0
Cash and cash equivalents, end of period	0	0	0
Other Equity Method Investments
Cash flows from investing activities:
Contributions to equity method investees	(31,582)	(86,200)	(145,131)
Other Equity Method Investments | Consolidating adjustments
Cash flows from investing activities:
Contributions to equity method investees	0	0	0
OGC
Cash flows from investing activities:
Contributions to equity method investees	0	0	(190,000)
OGC | Consolidating adjustments
Cash flows from investing activities:
Contributions to equity method investees			0
Co-Issuers | Reportable Legal Entities
Condensed Cash Flow Statements, Captions [Line Items]
Net cash provided by (used in) operating activities	(58,254)	(46,716)	(30,689)
Cash flows from investing activities:
Capital expenditures	0	0	0
Acquisition of gathering systems			0
Acquisitions of gathering systems from affiliate, net of acquired cash	0	0	0
Other, net	0	0	0
Advances to affiliates	(255,070)	(88,221)	(174,495)
Initial contribution to Ohio Gathering			0
Option Exercise			0
Net cash used in investing activities	(255,070)	(88,221)	(174,495)
Cash flows from financing activities:
Distributions to unitholders	0	0	0
Borrowings under Revolving Credit Facility	508,300	187,000	237,295
Repayments under Revolving Credit Facility	(204,300)	(51,000)	(315,295)
Repayments under term loan		0	0
Borrowings under term loan			0
Debt issuance costs	(3,032)	(277)	(5,320)
Proceeds from issuance of common units, net	0	0	0
Contribution from General Partner	0	0	0
Cash advance (to) from Summit Investments (from) to contributed subsidiaries, net	0	0	0
Expenses paid by Summit Investments on behalf of contributed subsidiaries	0	0	0
Issuance of senior notes		0	300,000
Repurchase of equity-based compensation awards			0
Other, net	0	0	0
Advances from affiliates	0	0	0
Net cash provided by financing activities	300,968	135,723	216,680
Net change in cash and cash equivalents	(12,356)	786	11,496
Cash and cash equivalents, beginning of period	12,407	11,621	125
Cash and cash equivalents, end of period	51	12,407	11,621
Co-Issuers | Other Equity Method Investments | Reportable Legal Entities
Cash flows from investing activities:
Contributions to equity method investees	0	0	0
Co-Issuers | OGC | Reportable Legal Entities
Cash flows from investing activities:
Contributions to equity method investees			0
Guarantor Subsidiaries | Reportable Legal Entities
Condensed Cash Flow Statements, Captions [Line Items]
Net cash provided by (used in) operating activities	198,991	202,324	179,685
Cash flows from investing activities:
Capital expenditures	(49,378)	(118,458)	(220,360)
Acquisition of gathering systems			(10,872)
Acquisitions of gathering systems from affiliate, net of acquired cash	0	0	0
Other, net	0	323	325
Advances to affiliates	(150,775)	(110,003)	(47,271)
Initial contribution to Ohio Gathering			0
Net cash used in investing activities	(200,153)	(228,138)	(278,178)
Cash flows from financing activities:
Distributions to unitholders	0	0	0
Borrowings under Revolving Credit Facility	0	0	0
Repayments under Revolving Credit Facility	0	0	0
Repayments under term loan		0	0
Borrowings under term loan			0
Debt issuance costs	0	0	0
Proceeds from issuance of common units, net	0	0	0
Contribution from General Partner	0	0	0
Cash advance (to) from Summit Investments (from) to contributed subsidiaries, net	0	21,719	81,421
Expenses paid by Summit Investments on behalf of contributed subsidiaries	0	3,864	10,483
Issuance of senior notes		0	0
Repurchase of equity-based compensation awards			0
Other, net	(121)	(192)	0
Advances from affiliates	0	0	0
Net cash provided by financing activities	(121)	25,391	91,904
Net change in cash and cash equivalents	(1,283)	(423)	(6,589)
Cash and cash equivalents, beginning of period	6,930	7,353	13,942
Cash and cash equivalents, end of period	5,647	6,930	7,353
Guarantor Subsidiaries | Other Equity Method Investments | Reportable Legal Entities
Cash flows from investing activities:
Contributions to equity method investees	0	0	0
Guarantor Subsidiaries | OGC | Reportable Legal Entities
Cash flows from investing activities:
Contributions to equity method investees			0
Non-Guarantor Subsidiaries | Reportable Legal Entities
Condensed Cash Flow Statements, Captions [Line Items]
Net cash provided by (used in) operating activities	80,067	35,358	7,615
Cash flows from investing activities:
Capital expenditures	(91,673)	(153,338)	(122,560)
Acquisition of gathering systems			0
Acquisitions of gathering systems from affiliate, net of acquired cash	0	0	0
Other, net	0	0	0
Advances to affiliates	0	0	0
Initial contribution to Ohio Gathering			(8,360)
Option Exercise			(382,385)
Net cash used in investing activities	(123,255)	(239,538)	(848,436)
Cash flows from financing activities:
Distributions to unitholders	0	0	0
Borrowings under Revolving Credit Facility	0	0	0
Repayments under Revolving Credit Facility	0	0	0
Repayments under term loan		0	0
Borrowings under term loan			0
Debt issuance costs	0	0	0
Proceeds from issuance of common units, net	0	0	0
Contribution from General Partner	0	0	0
Cash advance (to) from Summit Investments (from) to contributed subsidiaries, net	24,214	196,308	834,962
Expenses paid by Summit Investments on behalf of contributed subsidiaries	1,791	6,360	1,556
Issuance of senior notes		0	0
Repurchase of equity-based compensation awards			0
Other, net	135	0	0
Advances from affiliates	15,697	2,589	183
Net cash provided by financing activities	41,837	205,257	836,701
Net change in cash and cash equivalents	(1,351)	1,077	(4,120)
Cash and cash equivalents, beginning of period	2,383	1,306	5,426
Cash and cash equivalents, end of period	1,032	2,383	1,306
Non-Guarantor Subsidiaries | Other Equity Method Investments | Reportable Legal Entities
Cash flows from investing activities:
Contributions to equity method investees	(31,582)	(86,200)	(145,131)
Non-Guarantor Subsidiaries | OGC | Reportable Legal Entities
Cash flows from investing activities:
Contributions to equity method investees			(190,000)
SMLP | Reportable Legal Entities
Condensed Cash Flow Statements, Captions [Line Items]
Net cash provided by (used in) operating activities	9,691	409	(3,658)
Cash flows from investing activities:
Capital expenditures	(1,668)	(429)	(460)
Acquisition of gathering systems			0
Acquisitions of gathering systems from affiliate, net of acquired cash	(359,431)	(288,618)	(305,000)
Other, net	(394)	0	0
Advances to affiliates	(15,697)	(2,589)	(183)
Initial contribution to Ohio Gathering			0
Option Exercise			0
Net cash used in investing activities	(377,190)	(291,636)	(305,643)
Cash flows from financing activities:
Distributions to unitholders	(167,504)	(152,074)	(122,224)
Borrowings under Revolving Credit Facility	12,000	180,000	57,000
Repayments under Revolving Credit Facility	0	(100,000)	(115,000)
Repayments under term loan		(182,500)	(100,000)
Borrowings under term loan			400,000
Debt issuance costs	0	(135)	(3,003)
Proceeds from issuance of common units, net	125,233	221,977	197,806
Contribution from General Partner	2,702	4,737	4,235
Cash advance (to) from Summit Investments (from) to contributed subsidiaries, net	(12,000)	102,500	(242,000)
Expenses paid by Summit Investments on behalf of contributed subsidiaries	3,030	12,655	12,845
Issuance of senior notes		0	0
Repurchase of equity-based compensation awards			(228)
Other, net	(1,182)	(1,615)	(656)
Advances from affiliates	405,845	198,224	221,766
Net cash provided by financing activities	368,124	283,769	310,541
Net change in cash and cash equivalents	625	(7,458)	1,240
Cash and cash equivalents, beginning of period	73	7,531	6,291
Cash and cash equivalents, end of period	698	73	7,531
SMLP | Other Equity Method Investments | Reportable Legal Entities
Cash flows from investing activities:
Contributions to equity method investees	$ 0	$ 0	0
SMLP | OGC | Reportable Legal Entities
Cash flows from investing activities:
Contributions to equity method investees			$ 0